May 4, 2017

EDGAR CORRESPONDENCE

Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

Re:	Wilshire Mutual Funds, Inc. (the “Company” or the “Registrant”)
Post-Effective Amendment No. 65 under the Securities Act of 1933 and Amendment No. 66 under the Investment Company Act of 1940 (“PEA No. 65”)
File Nos. 033-50390 and 811-07076

To the Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, the undersigned hereby certifies that: (1) the form of Prospectus and Statement of Additional Information, dated May 1, 2017, as filed on May 1, 2017, does not differ from that contained in PEA No. 65 constituting the Registrant’s most recent amendment to the Company’s registration statement on Form N-1A relating to the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio, the Wilshire 5000 IndexSM Fund, the Wilshire International Equity Fund, and the Wilshire Income Opportunities Fund; and (2) the text of PEA No. 65 has been filed electronically with the Securities and Exchange Commission.

If you have any questions or would like further information, please contact me at (513) 587-3454.

Sincerely,

/s/ Bo J. Howell

Bo J. Howell
Assistant Secretary of the Company

Ultimus Fund Solutions, LLC  |  225 Pictoria Drive, Suite 450  |  Cincinnati, OH 45246  |  513.587.3400  |  fax 513.587.3450
www.ultimusfundsolutions.com